Credit Facilities Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Credit Facilities
The Company had the following credit facilities outstanding as of December 31, 2020 and 2019:

			Outstanding Facility Amount as of December 31,		Effective Interest Rate as of December 31,(10)
Credit Facility	Encumbered Properties(1)		2020	2019	2020		2019		Interest Rate		Maturity
			(In thousands)	(In thousands)
Credit Facility:
Revolving Credit Facility			$173,674	$100,618	3.21%		4.08%		Variable	(8)	Mar. 2023	(9)

Term Loan			150,000	150,000	4.95%		4.05%		Variable	(6)	Mar. 2024
Deferred financing costs			(4,298)	(4,671)
Term Loan, net			145,702	145,329
Total Credit Facility	89	(2)	$319,376	$245,947
Fannie Mae Master Credit Facilities:
Capital One Facility	11	(3)	$212,467	$216,614	2.60%		4.17%		Variable	(7)	Nov. 2026
KeyBank Facility	10	(4)	142,708	142,708	2.65%		4.22%		Variable	(7)	Nov. 2026
Total Fannie Mae Master Credit Facilities	21		$355,175	$359,322

Total Credit Facilities	110		$674,551	$605,269	3.29%	(5)	4.14%	(5)
__________
(1)Encumbered properties are as of December 31, 2020.
(2)The equity interests and related rights in the Company’s wholly owned subsidiaries that directly own or lease the eligible unencumbered real estate assets comprising the borrowing base of the Credit Facility (as defined below) have been pledged for the benefit of the lenders thereunder.
(3)Secured by first-priority mortgages on 11 of the Company’s seniors housing properties located in Florida, Georgia, Iowa and Michigan as of December 31, 2020 with a carrying value of $344.0 million.
(4)Secured by first-priority mortgages on ten of the Company’s seniors housing properties located in, Missouri, Kansas, California, Florida, Georgia and Iowa as of December 31, 2020 with carrying value of $253.6 million.
(5)Calculated on a weighted average basis for all credit facilities outstanding as of December 31, 2020 and 2019, respectively. For the LIBOR based loans that have not been fixed, the LIBOR rate in effect at the balance sheet date was utilized. For LIBOR based loans that have been fixed, the effective rate after consideration of the interest rate swap was utilized. See Note 7 — Derivatives and Hedging Activities for additional details.
(6)Variable rate loan, based on LIBOR, all of which was fixed as a result of entering into “pay-fixed” interest rate swap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).
(7)Variable rate loan which is capped as a result of entering into interest rate cap agreements (see Note 7 — Derivatives and Hedging Activities for additional details).
(8)Variable rate loan with $50 million of principal amount fixed at a rate of 4.09% by an interest rate swap agreement.
(9)The company has the option to extend maturity one year to March 2024 subject to certain conditions.
(10)Effective interest rate below for variable rate debt gives effect to any “Pay-fixed” swap entered into by the Company. If not hedged, the effective interest rate below represents the variable rate (or contractual floor if appropriate) and the applicable margin in effect as of December 31, 2020. Interest rate caps are not considered unless the cap is currently in effect.

Schedule of Maturities of Long-term Debt
The following table summarizes the scheduled aggregate principal payments for the five years subsequent to December 31, 2020 and thereafter, on all of the Company’s outstanding debt (mortgage notes payable and credit facilities):

	Future Principal Payments
(In thousands)	Mortgage Notes Payable	Credit Facilities	Total
2021	$1,191	$130	$1,321
2022	1,242	2,820	4,062
2023	6,383	4,497	10,880
2024	1,095	178,171	179,266
2025	1,142	154,497	155,639
Thereafter	539,308	338,734	878,042
Total	$550,361	$678,849	$1,229,210